MULTI-MANAGER INTERNATIONAL EQUITY FUND

Schedule of Investments

July 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – 96.8%
Australia – 0.7%
39,150	CSL Ltd. (Biotechnology)	$ 8,334,666

Belgium – 0.4%
58,630	KBC Group NV (Banks)	4,721,043

Brazil – 0.5%
489,353	Ambev SA ADR (Beverages)	1,551,249
129,700	Lojas Renner SA (Multiline Retail)	1,028,486
1,017,100	Magazine Luiza SA (Multiline Retail)	4,022,898

		6,602,633

Canada – 4.1%
299,200	Air Canada* (Airlines)	5,990,715
9,521	BRP, Inc. (Leisure Products)	797,716
122,368	CAE, Inc.* (Aerospace & Defense)	3,734,009
83,625	Canadian National Railway Co. (Road & Rail)	9,084,184
125,900	Canadian Pacific Railway Ltd. (Road & Rail)	9,356,888
17,593	Intact Financial Corp. (Insurance)	2,397,251
37,939	National Bank of Canada (Banks)	2,903,811
6,000	Shopify, Inc. Class A* (IT Services)	8,999,580
211,527	Suncor Energy, Inc. (Oil, Gas & Consumable Fuels)	4,164,077
43,317	The Toronto-Dominion Bank (Banks)	2,880,046
14,756	TMX Group Ltd. (Capital Markets)	1,620,487

		51,928,764

China – 2.7%
6,014	Alibaba Group Holding Ltd. ADR* (Internet & Direct Marketing Retail)	1,173,873
8,719	Autohome, Inc. ADR (Interactive Media & Services)	394,971
3,016,000	Beijing Capital International Airport Co. Ltd. Class H* (Transportation Infrastructure)	1,733,369
754,000	China Longyuan Power Group Corp. Ltd. Class H (Independent Power and Renewable Electricity Producers)	1,411,990
576,000	ESR Cayman Ltd.*(a) (Real Estate Management & Development)	2,024,534
414,600	Ming Yang Smart Energy Group, Ltd. (Electrical Equipment)	1,388,816
119,200	NetEase, Inc. (Entertainment)	2,370,913
321,000	Ping An Bank Co, Ltd. (Banks)	880,089

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
229,400	Shenzhou International Group Holdings Ltd. (Textiles, Apparel & Luxury Goods)	$ 5,091,137
127,835	Tencent Holdings Ltd. (Interactive Media & Services)	7,709,492
408,544	Wuxi Biologics Cayman, Inc.*(a) (Life Sciences Tools & Services)	6,240,203
59,658	Yum China Holdings, Inc. (Hotels, Restaurants & Leisure)	3,710,131

		34,129,518

Denmark – 2.4%
37,595	Carlsberg AS Class B (Beverages)	6,947,007
40,900	DSV PANALPINA A/S (Air Freight & Logistics)	9,969,983
3,774	Genmab A/S* (Biotechnology)	1,705,768
125,485	Novo Nordisk A/S Class B (Pharmaceuticals)	11,616,306

		30,239,064

Finland – 0.2%
44,252	Sampo Oyj Class A (Insurance)	2,129,787

France – 13.9%
78,903	Air Liquide SA (Chemicals)	13,721,898
118,844	Alstom SA* (Machinery)	4,929,214
281,563	AXA SA (Insurance)	7,291,644
24,462	BNP Paribas SA (Banks)	1,491,672
54,747	Capgemini SE (IT Services)	11,833,710
5,794	Carrefour SA (Food & Staples Retailing)	107,619
19,584	Cie Generale des Etablissements Michelin SCA (Auto Components)	3,198,896
99,191	Danone SA (Food Products)	7,295,844
76,100	Dassault Systemes SE (Software)	4,197,843
492,480	Engie SA (Multi-Utilities)	6,567,371
33,630	EssilorLuxottica SA (Textiles, Apparel & Luxury Goods)	6,348,768
11,399	L’Oreal SA (Personal Products)	5,214,969
47,826	Legrand SA (Electrical Equipment)	5,389,792
30,046	LVMH Moet Hennessy Louis Vuitton SE (Textiles, Apparel & Luxury Goods)	24,056,841
94,566	Pernod Ricard SA (Beverages)	20,871,331
10,963	Safran SA (Aerospace & Defense)	1,434,775
144,858	Sanofi (Pharmaceuticals)	14,930,978
97,712	Schneider Electric SE (Electrical Equipment)	16,365,619

MULTI-MANAGER INTERNATIONAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
France – (continued)
208,663	TotalEnergies SE (Oil, Gas & Consumable Fuels)	$ 9,099,107
65,898	Valeo SA (Auto Components)	1,905,494
41,298	Vinci SA (Construction & Engineering)	4,372,402
84,652	Vivendi SE (Entertainment)	2,860,090

		173,485,877

Germany – 7.1%
102,281	BASF SE (Chemicals)	8,037,079
167,681	Bayer AG (Pharmaceuticals)	9,990,265
71,587	Beiersdorf AG (Personal Products)	8,502,650
54,104	Deutsche Boerse AG (Capital Markets)	9,028,006
107,779	Infineon Technologies AG (Semiconductors & Semiconductor Equipment)	4,118,681
38,771	Merck KGaA (Pharmaceuticals)	7,936,578
11,098	MTU Aero Engines AG (Aerospace & Defense)	2,776,024
223,348	RWE AG (Multi-Utilities)	7,941,287
152,131	SAP SE (Software)	21,832,507
48,455	Siemens AG (Industrial Conglomerates)	7,560,579
20,429	Vonovia SE (Real Estate Management & Development)	1,360,141

		89,083,797

Hong Kong – 1.6%
1,715,790	AIA Group Ltd. (Insurance)	20,530,733

India – 1.6%
110,894	HDFC Bank Ltd. (Banks)	2,134,064
92,300	HDFC Bank Ltd. ADR (Banks)	6,513,611
168,615	Housing Development Finance Corp. Ltd. (Thrifts & Mortgage Finance)	5,550,742
129,200	Tata Consultancy Services Ltd. (IT Services)	5,508,270

		19,706,687

Indonesia – 0.2%
5,219,900	Bank Mandiri Persero Tbk PT (Banks)	2,056,777

Ireland – 4.1%
31,724	Accenture PLC Class A (IT Services)	10,078,080
31,911	Aon PLC Class A (Insurance)	8,297,818
21,416	ICON PLC* (Life Sciences Tools & Services)	5,209,870
24,630	Linde PLC (Chemicals)	7,552,642
25,265	Medtronic PLC (Health Care Equipment & Supplies)	3,317,547
97,115	Ryanair Holdings PLC ADR* (Airlines)	10,589,420

Shares	Description	Value

Common Stocks – (continued)
Ireland – (continued)
26,500	STERIS PLC (Health Care Equipment & Supplies)	$ 5,775,675

		50,821,052

Israel* – 0.7%
306,420	Bank Leumi Le-Israel BM (Banks)	2,341,412
45,513	Check Point Software Technologies Ltd. (Software)	5,784,703

		8,126,115

Italy – 2.5%
1,330,933	Enel SpA (Electric Utilities)	12,265,250
224,664	Eni SpA (Oil, Gas & Consumable Fuels)	2,656,789
1,784,351	Intesa Sanpaolo SpA (Banks)	4,929,352
1,002,187	UniCredit SpA (Banks)	11,987,523

		31,838,914

Japan – 12.0%
5,000	BayCurrent Consulting, Inc. (Professional Services)	1,991,152
63,200	Daikin Industries Ltd. (Building Products)	13,198,224
58,600	Denso Corp. (Auto Components)	4,025,887
36,100	FANUC Corp. (Machinery)	8,085,228
195,800	Hitachi Ltd. (Industrial Conglomerates)	11,262,255
57,900	Hoya Corp. (Health Care Equipment & Supplies)	8,173,715
183,800	Japan Tobacco, Inc. (Tobacco)	3,591,506
13,200	Keyence Corp. (Electronic Equipment, Instruments & Components)	7,352,433
36,000	Kobe Bussan Co. Ltd. (Food & Staples Retailing)	1,212,133
65,000	Koito Manufacturing Co. Ltd. (Auto Components)	3,978,036
21,600	Kose Corp. (Personal Products)	3,413,034
342,200	Kubota Corp. (Machinery)	7,155,901
87,600	Kyocera Corp. (Electronic Equipment, Instruments & Components)	5,412,968
32,600	Lasertec Corp. (Semiconductors & Semiconductor Equipment)	6,120,049
72,600	Makita Corp. (Machinery)	3,775,123
105,900	Murata Manufacturing Co. Ltd. (Electronic Equipment, Instruments & Components)	8,788,188
59,500	Nexon Co. Ltd. (Entertainment)	1,224,279
285,800	Olympus Corp. (Health Care Equipment & Supplies)	5,881,577
9,100	Shimano, Inc. (Leisure Products)	2,329,409

MULTI-MANAGER INTERNATIONAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
18,400	Shin-Etsu Chemical Co. Ltd. (Chemicals)	$ 3,001,576
8,400	SMC Corp. (Machinery)	4,993,578
110,300	Sompo Holdings, Inc. (Insurance)	4,560,030
45,400	Sony Group Corp. (Household Durables)	4,742,778
154,700	Sumitomo Mitsui Financial Group, Inc. (Banks)	5,214,791
36,600	Suzuki Motor Corp. (Automobiles)	1,489,089
325,200	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals)	10,824,775
171,300	Terumo Corp. (Health Care Equipment & Supplies)	6,648,279
22,600	Yamaha Corp. (Leisure Products)	1,252,356

		149,698,349

Luxembourg – 0.4%
125,358	ArcelorMittal SA (Metals & Mining)	4,378,181
40,628	InPost SA* (Air Freight & Logistics)	796,634

		5,174,815

Macau* – 0.4%
1,493,200	Sands China Ltd. (Hotels, Restaurants & Leisure)	5,085,917

Mexico – 0.3%
233,600	Arca Continental SAB de CV (Beverages)	1,413,599
274,857	Grupo Financiero Banorte SAB de CV Class O (Banks)	1,781,867

		3,195,466

Netherlands – 5.7%
2,250	Adyen NV*(a) (IT Services)	6,097,610
54,325	Airbus SE* (Aerospace & Defense)	7,451,686
109,638	Akzo Nobel NV (Chemicals)	13,543,278
12,900	ASML Holding NV (Semiconductors & Semiconductor Equipment)	9,890,946
31,350	Ferrari NV (Automobiles)	6,832,356
694,777	ING Groep NV (Banks)	8,914,470
20,295	JDE Peet’s NV (Food Products)	683,247
167,725	Koninklijke Philips NV (Health Care Equipment & Supplies)	7,733,705
76,536	QIAGEN NV* (Life Sciences Tools & Services)	4,101,802
69,516	Randstad NV (Professional Services)	5,043,426
12,625	Wolters Kluwer NV (Professional Services)	1,439,292

		71,731,818

Shares	Description	Value

Common Stocks – (continued)
Peru* – 0.1%
18,443	Credicorp Ltd. (Banks)	$ 1,862,005

Portugal – 0.2%
93,572	EDP - Energias de Portugal SA (Electric Utilities)	485,355
263,965	Galp Energia SGPS SA (Oil, Gas & Consumable Fuels)	2,574,112

		3,059,467

Singapore – 0.4%
243,400	DBS Group Holdings Ltd. (Banks)	5,446,403

South Korea – 1.8%
13,043	NHN KCP Corp.* (IT Services)	598,207
7,406	Samsung Electronics Co. Ltd. GDR (Technology Hardware, Storage & Peripherals)	12,691,576
90,544	SK Hynix, Inc. (Semiconductors & Semiconductor Equipment)	8,863,920

		22,153,703

Spain – 3.4%
37,244	Aena SME SA*(a) (Transportation Infrastructure)	5,930,985
297,936	Amadeus IT Group SA* (IT Services)	19,538,874
856,864	Banco Bilbao Vizcaya Argentaria SA* (Banks)	5,485,196
237,659	Bankinter SA (Banks)	1,298,350
2,103,018	CaixaBank SA (Banks)	6,245,771
74,764	Industria de Diseno Textil SA (Specialty Retail)	2,535,723
123,244	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros (Insurance)	248,829
59,036	Siemens Gamesa Renewable Energy SA* (Electrical Equipment)	1,646,446

		42,930,174

Sweden – 1.3%
103,900	Atlas Copco AB Class A (Machinery)	7,036,628
41,443	Essity AB Class B (Household Products)	1,355,921
32,350	Evolution AB(a) (Hotels, Restaurants & Leisure)	5,628,907
91,805	Hexagon AB (Electronic Equipment, Instruments & Components)	1,519,703
54,842	Swedbank AB Class A (Banks)	1,067,972

		16,609,131

MULTI-MANAGER INTERNATIONAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Switzerland – 12.1%
158,870	ABB Ltd. (Electrical Equipment)	$ 5,808,025
87,250	Alcon, Inc. (Health Care Equipment & Supplies)	6,351,718
108,854	Cie Financiere Richemont SA (Textiles, Apparel & Luxury Goods)	13,929,958
530,350	Credit Suisse Group AG (Capital Markets)	5,324,342
17,810	Idorsia, Ltd.* (Biotechnology)	439,945
94,083	Julius Baer Group Ltd. (Capital Markets)	6,209,662
9,400	Lonza Group AG (Life Sciences Tools & Services)	7,319,078
199,908	Nestle SA (Food Products)	25,314,281
206,468	Novartis AG (Pharmaceuticals)	19,093,827
65,870	Roche Holding AG (Pharmaceuticals)	25,446,376
38,877	Sika AG (Chemicals)	13,695,217
3,058	The Swatch Group AG (Textiles, Apparel & Luxury Goods)	1,020,096
505,550	UBS Group AG (Capital Markets)	8,329,328
33,443	Zurich Insurance Group AG (Insurance)	13,483,372

		151,765,225

Taiwan – 1.4%
149,017	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Semiconductors & Semiconductor Equipment)	17,381,343

United Kingdom – 11.5%
11,237	Allfunds Group PLC* (Capital Markets)	198,008
61,439	AstraZeneca PLC (Pharmaceuticals)	7,059,948
344,340	Balfour Beatty PLC (Construction & Engineering)	1,450,109
1,889,131	Barclays PLC (Banks)	4,569,958
1,894,005	BP PLC (Oil, Gas & Consumable Fuels)	7,602,584
160,710	British American Tobacco PLC (Tobacco)	5,977,189
59,024	Coca-Cola European Partners PLC (Beverages)	3,651,363
509,774	Compass Group PLC* (Hotels, Restaurants & Leisure)	10,771,465
175,210	Diageo PLC (Beverages)	8,688,008
335,306	Experian PLC (Professional Services)	14,762,116
312,440	Informa PLC* (Media)	2,146,875
19,598	InterContinental Hotels Group PLC* (Hotels, Restaurants & Leisure)	1,294,323
509,664	Prudential PLC (Insurance)	9,570,892

Shares	Description	Value

Common Stocks – (continued)
United Kingdom – (continued)
61,947	Reckitt Benckiser Group PLC (Household Products)	$ 4,738,925
621,939	RELX PLC (Professional Services)	18,308,984
111,084	Rio Tinto PLC (Metals & Mining)	9,435,520
10,508,526	Rolls-Royce Holdings PLC* (Aerospace & Defense)	14,513,537
139,374	Smiths Group PLC (Industrial Conglomerates)	3,011,366
1,342,999	Tesco PLC (Food & Staples Retailing)	4,347,828
123,633	THG PLC* (Internet & Direct Marketing Retail)	1,006,182
134,074	Unilever PLC (Personal Products)	7,716,170
166,546	WH Smith PLC* (Specialty Retail)	3,756,248

		144,577,598

United States – 3.1%
11,200	EPAM Systems, Inc.* (IT Services)	6,269,760
18,900	Lululemon Athletica, Inc.* (Textiles, Apparel & Luxury Goods)	7,563,213
4,850	MercadoLibre, Inc.* (Internet & Direct Marketing Retail)	7,608,195
4,800	Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	7,073,808
35,900	ResMed, Inc. (Health Care Equipment & Supplies)	9,757,620

		38,272,596

TOTAL COMMON STOCKS (Cost $860,060,066)		$1,212,679,437

Shares	Dividend Rate	Value

Preferred Stocks – 0.3%
Brazil – 0.1%
Banco Bradesco SA (Banks)
178,600	4.900%	$ 831,575

Germany – 0.2%
Volkswagen AG (Automobiles)
11,919	2.360	2,903,116

TOTAL PREFERRED STOCKS (Cost $3,978,987)		$ 3,734,691

MULTI-MANAGER INTERNATIONAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2021 (Unaudited)

Shares	Dividend Rate	Value

Investment Company(b) – 2.6%
Goldman Sachs Financial Square Government Fund - Institutional Shares
32,213,320	0.026%	$ 32,213,320
(Cost $32,213,320)

TOTAL INVESTMENTS – 99.7% (Cost $896,252,373)		$1,248,627,448

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.3%		3,482,704

NET ASSETS – 100.0%		$1,252,110,152

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	— American Depositary Receipt
GDR	— Global Depository Receipt
PLC	— Public Limited Company

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

MULTI-MANAGER U.S. SMALL CAP EQUITY FUND

Schedule of Investments

July 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – 95.3%
Aerospace & Defense – 0.4%
14,353	Curtiss-Wright Corp.	$ 1,697,960
16,100	Hexcel Corp.*	876,162

		2,574,122

Air Freight & Logistics – 0.2%
10,300	Forward Air Corp.	910,932
8,132	Hub Group, Inc. Class A*	538,989

		1,449,921

Airlines* – 0.1%
36,700	Frontier Group Holdings, Inc.	540,958

Auto Components – 1.1%
8,760	Fox Factory Holding Corp.*	1,415,090
21,658	LCI Industries	3,158,170
9,205	Standard Motor Products, Inc.	384,401
13,600	Visteon Corp.*	1,551,080

		6,508,741

Automobiles – 0.2%
32,854	Harley-Davidson, Inc.	1,301,675

Banks – 5.2%
9,730	Ameris Bancorp	472,975
23,000	Bank of Hawaii Corp.	1,925,330
31,796	BankUnited, Inc.	1,258,486
34,000	Columbia Banking System, Inc.	1,187,960
21,700	Eagle Bancorp, Inc.	1,194,151
69,255	First Hawaiian, Inc.	1,906,590
22,852	First Merchants Corp.	930,762
28,200	Independent Bank Corp.	1,993,176
61,095	Investors Bancorp, Inc.	844,333
21,000	Lakeland Financial Corp.	1,404,270
27,414	PacWest Bancorp.	1,091,625
19,600	Pinnacle Financial Partners, Inc.	1,756,356
8,832	Preferred Bank	520,911
41,737	Prosperity Bancshares, Inc.	2,846,046
45,900	Renasant Corp.	1,614,762
34,196	South State Corp.	2,354,053
35,485	Synovus Financial Corp.	1,451,337
24,800	UMB Financial Corp.	2,321,280
54,159	Umpqua Holdings Corp.	1,021,980
96,188	Valley National Bancorp	1,239,863
6,272	Wintrust Financial Corp.	447,821

		29,784,067

Beverages* – 0.1%
6,110	Celsius Holdings, Inc.	419,329

Biotechnology* – 3.7%
36,624	Abcam PLC ADR	692,560
9,558	Acceleron Pharma, Inc.	1,195,323
21,640	Apellis Pharmaceuticals, Inc.	1,384,744
7,248	Ascendis Pharma A/S ADR	856,641
17,380	Avidity Biosciences, Inc.	335,608
8,240	Beam Therapeutics, Inc.	758,080
19,992	Biohaven Pharmaceutical Holding Co. Ltd.	2,519,192
18,640	Bluebird Bio, Inc.	473,642

Shares	Description	Value

Common Stocks – (continued)
Biotechnology* – (continued)
15,068	Blueprint Medicines Corp.	$ 1,324,025
13,100	Compass Pathways PLC ADR	464,788
47,570	CytomX Therapeutics, Inc.	257,354
12,360	DermTech, Inc.	416,038
11,610	Editas Medicine, Inc.	485,995
45,880	Equillium, Inc.	248,670
12,910	Fate Therapeutics, Inc.	1,068,948
18,080	Generation Bio Co.	393,059
6,230	Intellia Therapeutics, Inc.	883,725
18,250	Kronos Bio, Inc.	373,212
30,990	MacroGenics, Inc.	773,510
15,770	Neurocrine Biosciences, Inc.	1,469,922
21,620	Opthea, Ltd. ADR	142,260
21,090	ORIC Pharmaceuticals, Inc.	351,149
15,410	PMV Pharmaceuticals, Inc.	524,094
14,160	Protagonist Therapeutics, Inc.	699,929
15,320	Replimune Group, Inc.	501,424
25,660	Rubius Therapeutics, Inc.	551,433
12,920	Scholar Rock Holding Corp.	403,750
13,450	SpringWorks Therapeutics, Inc.	1,152,665
6,130	Twist Bioscience Corp.	754,296

		21,456,036

Building Products – 1.4%
7,890	Advanced Drainage Systems, Inc.	963,290
8,700	Carlisle Cos., Inc.	1,759,488
1,255	Masonite International Corp.*	142,016
8,740	Simpson Manufacturing Co., Inc.	983,075
61,395	The AZEK Co., Inc.*	2,232,936
22,600	UFP Industries, Inc.	1,678,276

		7,759,081

Capital Markets – 1.1%
24,537	Artisan Partners Asset Management, Inc. Class A	1,179,984
8,575	Cohen & Steers, Inc.	713,526
18,793	Evercore, Inc. Class A	2,484,435
14,960	Focus Financial Partners, Inc. Class A*	767,897
2,769	Hamilton Lane, Inc. Class A	257,517
26,810	Open Lending Corp. Class A*	1,018,780

		6,422,139

Chemicals – 2.6%
27,500	Avient Corp.	1,334,300
30,700	Cabot Corp.	1,690,342
41,364	Ecovyst, Inc.	643,624
29,063	H.B. Fuller Co.	1,878,051
19,872	Huntsman Corp.	524,820
13,179	Ingevity Corp.*	1,119,424
24,329	Minerals Technologies, Inc.	1,951,672
9,715	Quaker Chemical Corp.	2,445,654
103,122	Valvoline, Inc.	3,163,783

		14,751,670

Commercial Services & Supplies – 4.1%
81,707	ABM Industries, Inc.	3,798,558
87,309	ACCO Brands Corp.	780,542
9,230	Driven Brands Holdings, Inc.*	293,699
52,775	Harsco Corp.*	1,061,833

MULTI-MANAGER U.S. SMALL CAP EQUITY FUND

Schedule of Investments (continued)

July 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Commercial Services & Supplies – (continued)
72,263	IAA, Inc.*	$ 4,370,466
134,924	KAR Auction Services, Inc.*	2,223,548
11,354	MSA Safety, Inc.	1,867,506
10,707	The Brink’s Co.	824,011
8,300	UniFirst Corp.	1,807,491
28,300	US Ecology, Inc.*	990,500
27,600	Viad Corp.*	1,265,460
34,711	Waste Connections, Inc.	4,397,537

		23,681,151

Communications Equipment – 1.1%
48,875	ADTRAN, Inc.	1,095,289
57,810	CommScope Holding Co., Inc.*	1,223,259
166,648	Infinera Corp.*	1,651,482
42,100	NETGEAR, Inc.*	1,441,925
61,410	Viavi Solutions, Inc.*	1,024,933

		6,436,888

Construction & Engineering – 1.2%
17,900	Arcosa, Inc.	980,204
25,389	EMCOR Group, Inc.	3,092,634
8,500	MYR Group, Inc.*	812,855
7,613	Valmont Industries, Inc.	1,803,900

		6,689,593

Construction Materials* – 0.1%
24,290	Summit Materials, Inc. Class A	816,144

Consumer Finance – 1.7%
7,770	Green Dot Corp. Class A*	357,964
142,923	Navient Corp.	2,919,917
7,934	Nelnet, Inc. Class A	597,430
43,186	PRA Group, Inc.*	1,675,185
22,210	PROG Holdings, Inc.	972,132
161,320	SLM Corp.	3,037,655

		9,560,283

Containers & Packaging – 1.3%
220,641	Graphic Packaging Holding Co.	4,229,688
38,200	Silgan Holdings, Inc.	1,547,864
28,600	Sonoco Products Co.	1,824,394

		7,601,946

Distributors – 0.3%
36,200	Core-Mark Holding Co., Inc.	1,558,048

Diversified Consumer Services* – 1.8%
21,264	Bright Horizons Family Solutions, Inc.	3,178,968
18,600	Chegg, Inc.	1,648,518
28,195	frontdoor, Inc.	1,379,863
63,891	Stride, Inc.	1,958,898
40,543	Terminix Global Holdings, Inc.	2,128,508

		10,294,755

Shares	Description	Value

Common Stocks – (continued)
Diversified Telecommunication Services – 0.8%
16,380	Bandwidth, Inc. Class A*	$ 2,123,831
32,272	Cogent Communications Holdings, Inc.	2,504,630

		4,628,461

Electric Utilities – 0.3%
13,400	ALLETE, Inc.	942,288
10,400	MGE Energy, Inc.	812,448

		1,754,736

Electrical Equipment – 0.6%
18,300	Encore Wire Corp.	1,435,269
11,514	EnerSys	1,135,971
61,597	GrafTech International Ltd.	700,358

		3,271,598

Electronic Equipment, Instruments & Components – 3.4%
19,170	Advanced Energy Industries, Inc.	1,988,888
55,000	Avnet, Inc.	2,272,600
36,445	Belden, Inc.	1,785,805
12,900	Fabrinet*	1,219,308
36,750	Insight Enterprises, Inc.*	3,688,965
15,550	Itron, Inc.*	1,533,541
9,874	Littelfuse, Inc.	2,626,385
13,500	Plexus Corp.*	1,219,320
32,600	ScanSource, Inc.*	899,434
19,684	SYNNEX Corp.	2,353,025

		19,587,271

Energy Equipment & Services – 1.1%
50,084	Cactus, Inc. Class A	1,805,027
92,231	ChampionX Corp.*	2,143,448
164,575	Helix Energy Solutions Group, Inc.*	682,986
35,522	Helmerich & Payne, Inc.	1,018,416
36,845	National Energy Services Reunited Corp.*	475,301
85,463	NexTier Oilfield Solutions, Inc.*	326,469

		6,451,647

Entertainment* – 0.9%
491,998	Zynga, Inc. Class A	4,969,180

Equity Real Estate Investment Trusts (REITs) – 2.5%
111,900	Apple Hospitality REIT, Inc.	1,672,905
64,600	Corporate Office Properties Trust	1,901,824
48,118	Cousins Properties, Inc.	1,911,247
118,063	DigitalBridge Group, Inc.*	821,718
16,189	EastGroup Properties, Inc.	2,852,826
28,300	First Industrial Realty Trust, Inc.	1,550,274
12,600	Healthcare Realty Trust, Inc.	401,688
42,700	Rayonier, Inc.	1,610,217
12,400	Spirit Realty Capital, Inc.	622,728
78,100	Sunstone Hotel Investors, Inc.*	901,274

		14,246,701

MULTI-MANAGER U.S. SMALL CAP EQUITY FUND

Schedule of Investments (continued)

July 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Food & Staples Retailing – 1.0%
20,910	BJ’s Wholesale Club Holdings, Inc.*	$ 1,058,883
14,848	Casey’s General Stores, Inc.	2,935,598
36,200	Performance Food Group Co.*	1,658,684

		5,653,165

Food Products – 1.9%
39,649	Fresh Del Monte Produce, Inc.	1,223,568
10,420	Freshpet, Inc.*	1,526,009
13,500	Ingredion, Inc.	1,185,435
6,660	Lancaster Colony Corp.	1,317,814
71,383	Nomad Foods Ltd.*	1,864,524
5,600	Sanderson Farms, Inc.	1,046,304
33,494	The Hain Celestial Group, Inc.*	1,336,746
43,696	The Simply Good Foods Co.*	1,637,726

		11,138,126

Gas Utilities – 0.2%
12,700	ONE Gas, Inc.	937,006

Health Care Equipment & Supplies – 3.2%
34,200	AngioDynamics, Inc.*	910,746
1,540	Axonics, Inc.*	104,643
3,740	CONMED Corp.	515,896
14,918	CryoPort, Inc.*	920,739
16,590	Eargo, Inc.*	597,240
46,128	Envista Holdings Corp.*	1,987,194
33,643	Establishment Labs Holdings, Inc.*	2,667,553
8,781	Haemonetics Corp.*	533,797
7,825	ICU Medical, Inc.*	1,590,744
6,750	Inari Medical, Inc.*	606,083
34,800	Natus Medical, Inc.*	929,160
13,727	Nevro Corp.*	2,127,685
3,001	NuVasive, Inc.*	191,914
88,429	Ortho Clinical Diagnostics Holdings PLC*	1,987,000
24,222	OrthoPediatrics Corp.*	1,522,110
29,029	SI-BONE, Inc.*	880,740

		18,073,244

Health Care Providers & Services – 3.2%
25,071	Accolade, Inc.*	1,173,574
59,338	agilon health, Inc.*	2,183,045
30,718	Alignment Healthcare, Inc.*	639,856
20,384	Encompass Health Corp.	1,696,968
50,300	Hanger, Inc.*	1,234,362
46,593	HealthEquity, Inc.*	3,446,950
23,950	Innovage Holding Corp.*	403,797
5,440	LHC Group, Inc.*	1,170,579
44,867	LifeStance Health Group, Inc.*	1,063,348
25,095	Oak Street Health, Inc.*	1,581,989
26,900	Patterson Cos., Inc.	837,397
28,638	Progyny, Inc.*	1,594,850
28,384	R1 RCM, Inc.*	607,701
14,520	Surgery Partners, Inc.*	792,211

		18,426,627

Shares	Description	Value

Common Stocks – (continued)
Health Care Technology* – 1.3%
106,027	Change Healthcare, Inc.	$ 2,301,846
15,700	Health Catalyst, Inc.	911,542
5,150	Inspire Medical Systems, Inc.	943,274
6,130	Omnicell, Inc.	898,045
33,072	Phreesia, Inc.	2,260,471

		7,315,178

Hotels, Restaurants & Leisure – 2.0%
13,290	Bally’s Corp.*	654,532
17,370	Brinker International, Inc.*	943,886
29,150	Choice Hotels International, Inc.	3,495,085
8,639	Churchill Downs, Inc.	1,605,126
18,100	Hyatt Hotels Corp. Class A*	1,445,647
29,889	International Game Technology PLC*	560,419
45,672	MakeMyTrip Ltd.*	1,299,825
9,077	Travel + Leisure Co.	470,189
6,300	Wingstop, Inc.	1,079,253

		11,553,962

Household Durables – 1.5%
7,100	Helen of Troy Ltd.*	1,586,069
15,944	Meritage Homes Corp.*	1,731,199
25,700	Purple Innovation, Inc.*	676,938
17,770	Skyline Champion Corp.*	1,002,228
22,702	Tempur Sealy International, Inc.	982,316
10,339	Toll Brothers, Inc.	612,792
10,403	TopBuild Corp.*	2,108,584
7,170	Traeger, Inc.*	159,246

		8,859,372

Household Products – 0.6%
49,009	Energizer Holdings, Inc.	2,100,036
16,366	Spectrum Brands Holdings, Inc.	1,429,570

		3,529,606

Insurance – 3.8%
3,600	American Financial Group, Inc.	455,364
19,400	AMERISAFE, Inc.	1,109,680
44,361	Assured Guaranty Ltd.	2,120,899
46,006	Axis Capital Holdings Ltd.	2,340,325
14,209	Employers Holdings, Inc.	589,958
36,158	First American Financial Corp.	2,433,795
14,800	Kemper Corp.	976,948
39,737	ProAssurance Corp.	805,866
11,100	RenaissanceRe Holdings Ltd.	1,694,859
19,975	Ryan Specialty Group Holdings, Inc. Class A*	589,263
19,900	Selective Insurance Group, Inc.	1,618,865
16,050	State Auto Financial Corp.	802,500
21,100	Stewart Information Services Corp.	1,245,111
14,455	The Hanover Insurance Group, Inc.	1,964,435
2,458	White Mountains Insurance Group Ltd.	2,781,399

		21,529,267

MULTI-MANAGER U.S. SMALL CAP EQUITY FUND

Schedule of Investments (continued)

July 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Interactive Media & Services* – 0.9%
183,718	Angi, Inc.	$ 2,114,594
16,750	EverQuote, Inc. Class A	505,515
24,672	Vimeo, Inc.	1,105,306
39,099	Yelp, Inc.	1,462,302

		5,187,717

Internet & Direct Marketing Retail* – 0.0%
960	Porch Group, Inc.	17,789

IT Services – 4.8%
19,687	Concentrix Corp.*	3,223,353
19,140	DigitalOcean Holdings, Inc.*	985,710
24,082	EVERTEC, Inc.	1,052,383
108,895	Evo Payments, Inc. Class A*	3,179,734
108,111	Genpact Ltd.	5,385,009
21,157	MAXIMUS, Inc.	1,882,973
33,930	Paya Holdings, Inc.*	389,856
9,200	Paymentus Holdings, Inc. Class A*	266,800
22,793	Rackspace Technology, Inc.*	404,576
18,440	Repay Holdings Corp.*	459,340
3,420	Shift4 Payments, Inc. Class A*	305,030
56,049	Sykes Enterprises, Inc.*	3,007,589
17,103	TTEC Holdings, Inc.	1,787,264
66,572	Unisys Corp.*	1,487,884
7,958	WEX, Inc.*	1,509,871
3,760	Wix.com Ltd.*	1,122,886
12,430	WNS Holdings Ltd. ADR*	1,023,486

		27,473,744

Leisure Products – 1.0%
46,298	Callaway Golf Co.*	1,466,721
50,647	Clarus Corp.	1,444,452
4,020	Latham Group, Inc.*	109,665
72,500	Mattel, Inc.*	1,574,700
9,460	YETI Holdings, Inc.*	911,282

		5,506,820

Life Sciences Tools & Services – 2.6%
28,951	Bruker Corp.	2,381,220
13,655	Charles River Laboratories International, Inc.*	5,556,493
79,370	NeoGenomics, Inc.*	3,658,957
7,904	Olink Holding AB ADR*	295,372
10,170	Quanterix Corp.*	540,535
29,352	Syneos Health, Inc.*	2,631,994

		15,064,571

Machinery – 4.5%
9,400	Alamo Group, Inc.	1,379,638
20,087	Allison Transmission Holdings, Inc.	801,672
32,796	Altra Industrial Motion Corp.	2,055,653
23,800	Astec Industries, Inc.	1,459,178
7,440	Chart Industries, Inc.*	1,156,548
19,000	Columbus McKinnon Corp.	881,600
23,400	Crane Co.	2,275,182

Shares	Description	Value

Common Stocks – (continued)
Machinery – (continued)
11,430	ESCO Technologies, Inc.	$ 1,078,649
43,640	Evoqua Water Technologies Corp.*	1,440,557
56,520	Hillenbrand, Inc.	2,560,356
3,608	IDEX Corp.	817,898
13,212	John Bean Technologies Corp.	1,936,615
33,800	Kennametal, Inc.	1,225,250
5,200	Kornit Digital Ltd.*	687,232
28,200	Mueller Industries, Inc.	1,223,880
11,498	Terex Corp.	550,984
21,600	The Manitowoc Co., Inc.*	500,040
36,500	TriMas Corp.*	1,194,280
34,585	Wabash National Corp.	506,324
6,200	Watts Water Technologies, Inc. Class A	934,712
8,702	Woodward, Inc.	1,057,815

		25,724,063

Media – 0.9%
19,836	Gray Television, Inc.	439,764
12,553	Nexstar Media Group, Inc. Class A	1,846,170
88,929	TEGNA, Inc.	1,575,822
53,800	The E.W. Scripps Co. Class A	1,026,504

		4,888,260

Metals & Mining – 0.3%
11,800	Kaiser Aluminum Corp.	1,435,824
7,500	Worthington Industries, Inc.	479,775

		1,915,599

Mortgage Real Estate Investment Trusts (REITs) – 0.6%
25,881	Ares Commercial Real Estate Corp.	390,285
47,468	Blackstone Mortgage Trust, Inc. Class A	1,538,913
56,757	Starwood Property Trust, Inc.	1,477,385

		3,406,583

Multi-Utilities – 0.2%
15,200	NorthWestern Corp.	942,248

Oil, Gas & Consumable Fuels – 1.9%
104,452	Delek US Holdings, Inc.	1,815,376
108,571	Enerplus Corp.	676,397
45,480	HollyFrontier Corp.	1,337,112
330,596	Kosmos Energy Ltd.*	763,677
60,403	PDC Energy, Inc.	2,388,939
29,379	Viper Energy Partners LP	529,116
10,552	Whiting Petroleum Corp.*	494,889
77,447	World Fuel Services Corp.	2,668,823

		10,674,329

Paper & Forest Products – 0.3%
36,889	Schweitzer-Mauduit International, Inc.	1,450,844

MULTI-MANAGER U.S. SMALL CAP EQUITY FUND

Schedule of Investments (continued)

July 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Personal Products – 0.4%
12,340	BellRing Brands, Inc. Class A*	$ 408,084
25,600	Edgewell Personal Care Co.	1,051,648
40,480	elf Beauty, Inc.*	1,117,653

		2,577,385

Pharmaceuticals* – 0.6%
29,856	Catalent, Inc.	3,577,047

Professional Services – 2.7%
22,920	ASGN, Inc.*	2,317,900
29,805	FTI Consulting, Inc.*	4,342,588
15,600	ICF International, Inc.	1,428,492
35,503	Korn Ferry	2,440,476
33,317	ManTech International Corp. Class A	2,913,905
20,592	Science Applications International Corp.	1,797,682

		15,241,043

Real Estate Management & Development* – 0.2%
65,438	Realogy Holdings Corp.	1,159,561

Road & Rail – 1.2%
21,932	Knight-Swift Transportation Holdings, Inc.	1,089,801
2,588	Landstar System, Inc.	406,316
84,950	Marten Transport Ltd.	1,343,909
9,670	Saia, Inc.*	2,185,420
39,234	Werner Enterprises, Inc.	1,793,386

		6,818,832

Semiconductors & Semiconductor Equipment – 2.5%
16,827	CMC Materials, Inc.	2,433,857
21,621	Entegris, Inc.	2,608,358
76,792	Lattice Semiconductor Corp.*	4,357,946
30,270	MACOM Technology Solutions Holdings, Inc.*	1,868,264
7,610	Silicon Laboratories, Inc.*	1,133,814
4,580	SiTime Corp.*	621,231
26,225	Ultra Clean Holdings, Inc.*	1,416,412

		14,439,882

Software – 6.0%
30,200	ACI Worldwide, Inc.*	1,035,860
101,050	Avaya Holdings Corp.*	2,447,431
16,931	Blackline, Inc.*	1,936,737
38,900	Cognyte Software, Ltd.*	1,010,233
15,498	Couchbase, Inc.*	467,420
41,027	Dynatrace, Inc.*	2,620,394
19,551	Envestnet, Inc.*	1,470,822
7,490	Everbridge, Inc.*	1,057,738
23,129	InterDigital, Inc.	1,523,970
12,410	Medallia, Inc.*	420,327
39,067	Mimecast Ltd.*	2,170,172
30,256	Nuance Communications, Inc.*	1,661,054
20,717	ON24, Inc.*	756,585
32,616	PROS Holdings, Inc.*	1,416,187
7,617	Q2 Holdings, Inc.*	786,912

Shares	Description	Value

Common Stocks – (continued)
Software – (continued)
27,433	Sumo Logic, Inc.*	$ 566,491
32,500	Telos Corp.*	910,650
36,510	Varonis Systems, Inc.*	2,234,412
28,600	Verint Systems, Inc.*	1,220,362
46,650	Vonage Holdings Corp.*	665,229
45,266	Workiva, Inc.*	5,874,169
108,053	Zuora, Inc. Class A*	1,868,236

		34,121,391

Specialty Retail – 2.1%
11,000	Citi Trends, Inc.*	877,250
30,578	Foot Locker, Inc.	1,744,781
47,096	Leslie’s, Inc.*	1,146,787
2,120	Lithia Motors, Inc.	799,706
3,325	Murphy USA, Inc.	490,471
55,166	National Vision Holdings, Inc.*	2,977,861
56,001	Sally Beauty Holdings, Inc.*	1,059,539
10,300	Signet Jewelers Ltd.	662,702
19,500	Sonic Automotive, Inc. Class A	1,063,725
30,993	Vroom, Inc.*	1,147,981

		11,970,803

Technology Hardware, Storage & Peripherals* – 0.4%
51,558	NCR Corp.	2,289,175

Textiles, Apparel & Luxury Goods – 1.7%
17,370	Canada Goose Holdings, Inc.*	737,009
14,500	Carter’s, Inc.	1,417,230
14,600	Columbia Sportswear Co.	1,454,452
62,271	Hanesbrands, Inc.	1,137,069
22,069	Skechers U.S.A., Inc. Class A*	1,184,664
83,993	Steven Madden Ltd.	3,681,413

		9,611,837

Thrifts & Mortgage Finance – 1.4%
29,929	Essent Group Ltd.	1,351,893
9,892	Federal Agricultural Mortgage Corp. Class C	964,470
25,555	Mr Cooper Group, Inc.*	950,135
44,264	NMI Holdings, Inc. Class A*	974,693
14,176	PennyMac Financial Services, Inc.	891,529
26,756	Walker & Dunlop, Inc.	2,768,711

		7,901,431

Tobacco – 0.2%
19,392	Universal Corp.	1,011,487

Trading Companies & Distributors – 1.9%
21,500	Applied Industrial Technologies, Inc.	1,928,550
35,150	Core & Main, Inc. Class A*	931,475
15,300	McGrath RentCorp	1,199,826
17,776	SiteOne Landscape Supply, Inc.*	3,106,889
35,037	WESCO International, Inc.*	3,729,689

		10,896,429

TOTAL COMMON STOCKS (Cost $425,882,144)		$545,400,564

MULTI-MANAGER U.S. SMALL CAP EQUITY FUND

Schedule of Investments (continued)

July 31, 2021 (Unaudited)

Shares	Dividend Rate	Value

Investment Company(a) – 4.3%
Goldman Sachs Financial Square Government Fund - Institutional Shares
24,764,368	0.026%	$ 24,764,368
(Cost $24,764,368)

TOTAL INVESTMENTS – 99.6% (Cost $450,646,512)		$570,164,932

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.4%		2,040,049

NET ASSETS – 100.0%		$572,204,981

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	— American Depositary Receipt
LP	— Limited Partnership
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS ACTIVE EQUITY MULTI-MANAGER FUNDS

Schedule of Investments (continued)

July 31, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

INVESTMENTS AND FAIR VALUE MEASUREMENTS — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within the fair value measurement in its entirely falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Fund’s investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Fund”) are valued at the NAV per share of the Institutional Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding the Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

GOLDMAN SACHS ACTIVE EQUITY MULTI-MANAGER FUNDS

Schedule of Investments (continued)

July 31, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investment are classified as Level 3 investments.

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of July 31, 2021:

MULTI-MANAGER INTERNATIONAL EQUITY

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$31,248,501	$247,332,379	$—
Australia and Oceania	—	8,334,666	—
Europe	56,617,317	764,453,561	—
North America	89,498,762	2,024,534	—
South America	16,072,833	831,575	—
Investment Company	32,213,320	—	—

Total	$225,650,733	$1,022,976,715	$—

MULTI-MANAGER U.S. SMALL CAP EQUITY

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$7,034,343	$—	$—
Australia and Oceania	142,260	—	—
Europe	4,173,885	—	—
North America	534,050,076	—	—
Investment Company	24,764,368	—	—

Total	$570,164,932	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Funds utilize fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.

For further information regarding security characteristics, see the Schedules of Investments.

The Funds’ risks include, but are not limited to, the following:

Derivatives Risk — The Funds’ use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Funds. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

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July 31, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which a Fund invests. The imposition of exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or problems with share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced. To the extent that a Fund also invest in securities of issuers located in emerging markets, these risks may be more pronounced.

Foreign Custody Risk — The Funds invest in foreign securities, and as such the Funds may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Geographic Risk — If a Fund focuses its investments in securities of issuers located in a particular country or geographic region, the Fund may be subjected, to a greater extent than if its investments were less focused, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. These risks may be more pronounced in connection with the Fund’s investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on the Fund’s liquidity.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to

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July 31, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Multi-Manager Approach Risk — The Funds’ performance depends on the ability of the Investment Adviser in selecting, overseeing, and allocating Fund assets to the Underlying Managers. The Underlying Managers’ investment styles may not always be complementary. The Funds’ multi-manager approach may result in the Fund investing a significant percentage of its assets in certain types of investments, which could be beneficial or detrimental to the Funds’ performance depending on the performance of those investments and the overall market environment. The Funds’ Underlying Managers may underperform the market generally or underperform other investment managers that could have been selected for the Funds. Because the Fund’s Underlying Managers may trade with counterparties, prime brokers, clearing brokers or futures commission merchants on terms that are different than those on which the Investment Adviser would trade, and because each Underlying Manager applies its own risk analysis in evaluating potential counterparties for the Fund, the Fund may be subject to greater counterparty risk than if they were managed directly by the Investment Adviser.